UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2010

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

June 30, 2010 (unaudited)

BONDS & DEBENTURES	Shares or Principal Amount	Value

MORTGAGE-BACKED SECURITIES — 26.8%
Chase MTG 2003-S14 CL 2A4 — 7.5% 2034	$6,650,382	$6,825,088
Federal Home Loan Bank
V9-2014 1 — 5.2% 2014	45,094,827	48,459,803
00-0606 CL Y — 5.27% 2012	20,694,917	21,950,891
I7-2014 1 — 5.34% 2014	43,081,776	46,857,894
VN-2015 CL A — 5.46% 2015	39,487,307	42,841,754
00-0986 — 5.739% 2014	32,941,759	36,094,944
Federal Home Loan Mortgage Corporation
2630 CL KS — 4% 2017	24,357,068	25,133,815
2786 CL JC — 4% 2018	4,582,831	4,771,369
2869 CL JA — 4% 2034	21,581,304	22,012,714
2877 CL WA — 4.25% 2034	21,343,566	22,156,542
2706 CL UG — 4.5% 2016	11,688,159	12,130,673
2677 CL LD — 4.5% 2017	21,107,609	21,839,832
2914 CL JQ — 4.5% 2019	18,053,043	19,016,714
3439 CL AC — 4.5% 2022	30,491,485	32,335,610
2509 CL CB — 5% 2017	13,524,618	14,331,767
2602 CL ET — 5% 2017	11,610,852	12,304,368
3080 CL MA — 5% 2018	9,063,392	9,261,971
3285 CL LC — 5% 2025	31,188,947	33,023,481
2780 CL MA — 5% 2030	8,060,214	8,231,252
3003 CL KH — 5% 2034	835,132	835,658
2494 CL CF — 5.5% 2017	13,890,433	14,807,063
2503 CL B — 5.5% 2017	13,507,377	14,317,414
R005 CL AB — 5.5% 2018	31,862,296	33,028,137
2792 CL PB — 5.5% 2027	182,490	182,320
2542 CL PG — 5.5% 2031	15,528,074	15,867,828
2903 CL UZ — 5.5% 2031	19,864,802	20,410,488
2922 CL Z — 5.5% 2032	25,411,720	26,283,088
2670 CL QG — 5.5% 2032	37,755,000	40,178,871
3133 CL BD — 5.75% 2033	9,185,495	9,507,447
3614 CL DY — 6% 2032	32,166,865	35,017,814
Federal National Mortgage Association
2004-90 CL GA — 4.35% 2034	14,911,531	15,436,119
2003-35 CL MG — 4.5% 2015	247,576	247,380
2002-83 CL HC — 5% 2017	7,177,276	7,287,304
2008-77 CL DA — 5% 2023	15,904,758	16,818,645
2005-4 CL E — 5% 2032	18,243,200	19,120,333
2010-39 CL PL — 5% 2032	21,763,750	23,674,390
2004-60 CL LB — 5% 2034	24,140,891	25,898,831
2010-34 CL MA — 5% 2035	52,800,154	56,921,206
2010-35 CL PA — 5% 2040	51,902,920	55,982,490
2003-W17 CL 1A5 — 5.35% 2033	21,099,982	21,985,337
2009-116 CL PA — 5.5% 2024	17,845,271	19,452,059
2006-53 CL PA — 5.5% 2026	6,107,105	6,194,376
2006-21 CL CA — 5.5% 2029	10,521,195	11,002,855
2002-70 CL QG — 5.5% 2031	10,652,401	10,893,252
2004-52 CL KA — 5.5% 2032	10,643,381	10,875,300
2003-28 CL PG — 5.5% 2032	16,934,649	17,891,965
2005-6 CL KA — 5.5% 2032	10,625,572	10,844,778
2002-87 CL N — 5.5% 2032	9,265,084	9,601,870
2010-58 CL MA — 5.5% 2038	45,635,951	49,577,072
2002-9 CL PC — 6% 2017	12,762,300	13,794,898
2005-118 CL ME — 6% 2032	27,130,000	28,367,399
2004-W6 — 8% 2034	3,695,959	3,779,746

SASC 2002-RM1 CL A — 0.99719% 2037†	28,550,042	23,678,691
Stanwich Mortgage Loan Trust Series
2010-1A — 6.471% 2047†,‡	6,066,408	3,181,625
2010-2A — 6.419% 2057†,‡	13,403,000	7,079,612
2010-3A — 7.565% 2038†,‡	7,000,000	3,347,182
TOTAL MORTGAGE-BACKED SECURITIES		$1,122,951,325
SHORT-TERM U.S. GOVERNMENT & AGENCY SECURITIES — 16.5%
Federal National Mortgage Association Discount Note — 0.42% 12/1/10	$38,411,000	$38,368,279
U.S. Treasury Bills
— 0.2725% 11/18/10	90,000,000	89,935,596
— 0.875% 2/28/11	95,635,000	95,993,631
— 0.875% 3/31/11	150,000,000	150,632,820
— 0.875% 4/30/11	141,665,000	142,306,927
— 4.875% 5/31/11	170,000,000	176,985,946
TOTAL SHORT-TERM U.S. GOVERNMENT & AGENCY SECURITIES		$694,223,199
MORTGAGE PASS-THROUGH SECURITIES — 12.9%
Federal Home Loan Mortgage Corporation
782629 — 2.732% 2035	$1,649,985	$1,721,141
847526 — 2.754% 2034	10,978,657	11,452,112
848215 — 2.962% 2038	6,330,736	6,674,748
G11470 — 4.5% 2013	941,065	982,265
B18693 — 4.5% 2015	2,720,751	2,886,363
G13091 — 5% 2018	11,047,089	11,820,606
E01642 — 5% 2019	12,065,528	12,950,896
G13812 — 5% 2020	36,707,581	39,302,807
J02913 — 6% 2016	1,351,618	1,472,358
G12261 — 6% 2016	2,114,647	2,303,802
J03433 — 6% 2016	4,453,032	4,855,052
E02206 — 6% 2016	1,011,366	1,101,964
J03602 — 6% 2016	549,872	599,531
J03666 — 6% 2016	508,645	554,067
J03856 — 6% 2016	947,294	1,033,015
J04028 — 6% 2016	977,309	1,066,635
J04095 — 6% 2017	2,201,209	2,379,771
J04191 — 6% 2017	571,953	623,360
G12661 — 6% 2017	5,433,668	5,926,991
G12648 — 6% 2017	857,812	936,242
J04756 — 6% 2017	681,123	743,943
J04809 — 6% 2017	782,657	854,442
J04845 — 6% 2017	1,054,509	1,150,933
E02330 — 6% 2017	881,747	960,646
J05642 — 6% 2017	3,565,175	3,893,635
G12139 — 6.5% 2019	6,732,587	7,183,334
A26942 — 6.5% 2034	1,287,664	1,422,727
G08107 — 6.5% 2036	6,399,150	7,007,581
P50543 — 6.5% 2037	480,238	526,245
Federal National Mortgage Association
AD0705 — 2.75% 2040	10,984,249	11,569,819
254681 — 4.5% 2013	616,007	638,214
254758 — 4.5% 2013	10,549,966	10,956,456
255175 — 4.5% 2014	1,322,097	1,386,100
890123 — 4.5% 2016	11,864,058	12,423,567
735453 — 5% 2019	17,850,512	19,200,546
890122 — 5% 2021	14,754,621	15,868,300
890083 — 5% 2021	18,408,926	19,812,607
725492 — 5.5% 2014	1,032,646	1,095,586
255356 — 5.5% 2014	3,864,346	4,131,759
257100 — 5.5% 2018	3,928,254	4,265,887
745500 — 5.5% 2018	27,656,336	30,027,314
995327 — 5.5% 2019	6,925,341	7,519,466

735521 — 5.5% 2020	13,681,655	14,860,603
995284 — 5.5% 2020	34,284,061	37,220,148
889069 — 5.5% 2021	26,423,276	28,711,003
865963 — 5.779% 2036	6,698,224	7,165,023
253997 — 6% 2011	197,225	201,059
725258 — 6% 2012	1,466,200	1,512,356
256266 — 6% 2016	2,326,684	2,529,617
256385 — 6% 2016	478,615	520,953
256502 — 6% 2016	1,021,775	1,112,774
256547 — 6% 2016	7,647,186	8,332,680
256560 — 6% 2017	7,508,050	8,178,819
928002 — 6% 2017	829,855	904,301
256632 — 6% 2017	2,439,018	2,657,456
928100 — 6% 2017	737,857	804,131
256683 — 6% 2017	4,980,728	5,427,748
928128 — 6% 2017	536,688	584,598
928249 — 6% 2017	1,180,270	1,286,860
256743 — 6% 2017	1,946,447	2,122,289
256794 — 6% 2017	4,497,869	4,905,151
256838 — 6% 2017	142,399	155,312
256869 — 6% 2017	8,612,946	9,393,279
AD0951 — 6% 2021	34,096,429	37,206,364
890225 — 6% 2023	33,786,491	36,836,398
820812 — 6.5% 2035	508,950	561,479
840325 — 6.5% 2035	1,852,058	2,038,820
844274 — 6.5% 2035	3,194,206	3,516,310
844613 — 6.5% 2035	1,754,680	1,931,622
846597 — 6.5% 2035	1,832,759	2,035,425
848420 — 6.5% 2035	4,954,156	5,452,445
845365 — 6.5% 2036	6,840,476	7,528,491
848270 — 6.5% 2036	1,096,510	1,211,315
850655 — 6.5% 2036	4,203,948	4,625,688
851095 — 6.5% 2036	3,577,976	3,936,024
865176 — 6.5% 2036	5,465,567	6,013,873
893835 — 6.5% 2036	591,049	645,018
894362 — 6.5% 2036	771,665	842,049
894363 — 6.5% 2036	459,300	501,216
906417 — 6.5% 2036	1,410,808	1,539,417
909540 — 6.5% 2037	756,705	825,603
923306 — 6.5% 2037	836,720	912,861
323282 — 7.5% 2028	745,122	835,207
Government National Mortgage Association
782281 — 6% 2023	9,480,841	10,458,031
TOTAL MORTGAGE PASS-THROUGH SECURITIES		$541,322,649
U.S. AGENCIES SECURITIES — 12.5%
Federal Agricultural Mortgage Corporation
— 3.875% 2011	$58,340,000	$60,450,158
— 4.875% 2011†	44,665,000	45,805,744
— 5.5% 2011†	19,600,000	20,516,888
Federal Farm Credit Bank — 0.83719% 2011 (Floating)	60,000,000	60,510,000
Federal Home Loan Bank
— 0.75% 2011	36,740,000	36,665,418
— 1.25% 2012	44,015,000	44,000,475
— 2% 2013	46,900,000	47,357,744
— 2% 2014	49,145,000	49,157,778
Federal National Mortgage Association
— 1% 2014	42,665,000	42,708,091
— 2% 2015	46,265,000	46,283,043
— 2.3% 2016	48,200,000	48,513,782
— 3.114% 2013	21,250,000	21,252,125
TOTAL U.S. AGENCIES SECURITIES		$523,221,246

CORPORATE BONDS & DEBENTURES — 10.7%
Allied Capital Corporation
— 6% 2012	$10,770,000	$10,994,231
— 6.625% 2011	6,655,000	6,756,223
American Airlines PT Trust — 6.817% 2011	28,683,000	28,826,415
American Honda Finance Corporation — 2.88469% 2011	33,000,000	33,006,600
Barclays Bank plc
— 1.9% 2014	37,858,000	37,602,080
— 4.5% 2017	45,000,000	44,446,500
CIT Group Inc.
— 7% 2013	31,445,373	30,266,172
— 7% 2014	1,910,063	1,831,540
— 7% 2015	1,910,063	1,777,065
— 7% 2016	3,183,440	2,923,767
— 7% 2017	4,456,816	4,035,513
Commonwealth Bank of Australia
— 3.125% 2017†	50,445,000	48,897,852
— 3.5% 2017†	54,963,000	53,343,240
Continental Airlines Company 1997-1 1A — 7.461% 2015	3,151,909	3,136,150
Delta Air Lines, Inc.
— 7.111% 2011	6,711,000	6,945,482
— 7.57% 2010	8,329,000	8,418,537
Michaels Stores, Inc. — 2.5% 2013†	6,044,799	5,659,443
Northwest Airlines, Inc. — 6.841% 2011	8,472,000	8,484,793
Qwest Corporation
— 3.78706% 2013	7,139,000	7,105,447
— 7.5% 2014	15,000,000	16,016,700
— 7.625% 2015	18,071,000	19,449,817
Toyota Motor Credit Corporation — 3.11% 2013	21,000,000	20,712,300
Westpac CPI — 3.5% 2017†	50,285,000	48,974,070
TOTAL CORPORATE BONDS & DEBENTURES		$449,609,937
U.S. TREASURY SECURITIES — 6.5%
— 1% 2011	$120,000,000	$120,731,256
— 1.125% 2011	150,000,000	151,078,125
TOTAL U.S. TREASURY SECURITIES		$271,809,381
STRIPPED MORTGAGE-BACKED SECURITIES — 5.3%
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
2558 CL JW — 5.5% 2022	$6,230,455	$488,779
217 — 6.5% 2032	1,354,322	235,205
Federal National Mortgage Association
2003-64 CL XI — 5% 2033	8,326,214	1,178,742
Government National Mortgage Association
2004-43 — 0.68118% 2044	135,045,376	3,257,294
2002-56 — 0.71385% 2042	1,141,342	14,826
2004-108 — 0.7274% 2044	38,909,292	1,192,959
2006-5 — 0.74605% 2046	98,716,461	3,678,175
2005-9 — 0.75061% 2045	25,553,762	869,850
2006-30 — 0.76821% 2046	25,589,528	1,055,312
2006-15 — 0.80187% 2046	30,198,680	1,085,039
2004-10 — 0.81076% 2044	147,774,225	3,485,994
2007-15 — 0.81529% 2047	179,161,185	8,906,103
2005-90 — 0.83824% 2045	121,105,092	4,270,166
2005-50 — 0.88443% 2045	2,160,855	85,073
2006-55 — 0.88813% 2046	103,712,400	4,403,629
2010-18 — 0.88872% 2050	179,083,266	9,281,886
2007-34 — 0.93237% 2047	57,483,788	2,862,118
2007-4 — 0.93851% 2047	55,601,098	2,720,006
2008-48 — 0.96545% 2048	158,767,259	6,701,566

2006-67 — 0.98664% 2046	74,148,881	3,312,972
2010-63 — 0.9879% 2050	82,595,397	4,285,875
2008-78 — 0.98857% 2048	144,577,871	6,892,027
2007-77 — 1.03032% 2047	206,152,462	10,126,209
2008-92 — 1.03931% 2048	149,903,144	8,108,261
2007-55 — 1.04896% 2047	148,720,446	7,559,460
2009-119 — 1.05795% 2049	287,712,187	16,534,819
2009-105 — 1.09465% 2049	133,862,262	7,899,212
2009-60 — 1.14005% 2049	147,696,821	8,736,267
2008-45 — 1.14166% 2048	158,856,268	7,437,651
2009-86 — 1.15075% 2049	147,453,585	8,475,632
2008-8 — 1.17424% 2047	196,362,475	9,633,543
2010-28 — 1.1746% 2050	142,324,438	8,744,413
2008-24 — 1.22081% 2047	76,314,803	4,007,290
2010-49 — 1.28779% 2050	164,348,907	10,439,443
2009-4 — 1.34776% 2049	157,787,336	10,584,375
2009-49 — 1.40423% 2049	145,418,888	9,917,568
2009-71 — 1.72986% 2049	159,382,784	12,374,479
2009-30 — 1.97703% 2049	125,572,405	11,226,173
PRINCIPAL ONLY SECURITY
Federal Home Loan Mortgage Corporation 217 — 6.5% 2032	1,354,322	1,249,890
TOTAL STRIPPED MORTGAGE-BACKED SECURITIES		$223,318,281
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Government National Mortgage Association
2009-119 CL A — 3.12% 2049	$24,154,845	$24,671,517
2008-48 CL A — 3.725% 2029	17,950,255	18,146,451
2004-6 CL C — 4.712% 2025	14,535,418	14,831,505
2005-34 CL B — 4.739% 2029	19,000,000	19,621,870
2009-4 CL AB — 4.8% 2037	6,402,340	6,800,373
2007-69 CL B — 4.959% 2030	7,065,000	7,411,044
2004-51 CL B — 4.982% 2024	10,030,000	10,366,206
2002-9 CL C — 6.269% 2027	2,624,883	2,750,746
Washington Mutual CMS 2007-SL2 CL A — 5.42225% 2049†	43,538,734	37,502,959
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES		$142,102,671
ASSET-BACKED SECURITIES — 1.9%
Cabela’s Inc.
2008-1A A1 — 4.31% 2013†	$4,420,000	$4,483,192
2005-1A A1 — 4.97% 2013†	3,635,000	3,671,641
2006-3A A1 — 5.26% 2014†	53,325,000	55,524,656
CN HMT 2009-1A A — 2.04969% 2015†	13,900,000	14,144,779
		$77,824,268
MUNICIPAL BOND — 1.0%
Irvine Ranch WTR RF-2 California — 8.18% 2014	$40,150,000	$43,562,750

TOTAL INVESTMENT SECURITIES — 97.5% (Cost $4,073,215,615)		$4,089,945,707
SHORT-TERM INVESTMENTS — 2.0% (Cost $84,010,467)
General Electric Company — 0.08% 7/1/10	$44,011,000	$44,011,000
Chevron Funding Corporation — 0.08% 7/7/10	40,000,000	39,999,467
TOTAL SHORT-TERM INVESTMENTS		$84,010,467

TOTAL INVESTMENTS — 99.5% (Cost $4,157,226,082) — NOTE 2		$4,173,956,174
Other assets and liabilities, net — 0.5%		20,792,866
TOTAL NET ASSETS — 100.0%		$4,194,749,040

*                 Non-income producing securities

†                 Restricted securities. These restricted securities constituted 9.1% of total net assets at June 30, 2010.

‡                 These securities have been valued in good faith by the Board of Directors in accordance with the Fund’s fair value procedures. These securities constituted 0.3% of total net assets at June 30, 2010.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund classifies its assets based on three valuation methodologies.  Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2010:

Investments	Level 1	Level 2	Level 3	Total
Bonds & Debentures
Mortgage-Backed	—	$1,109,342,906	$13,608,419	$1,122,951,325
Short-Term U.S. Government & Agency	$655,854,920	38,368,279	—	694,223,199
Mortgage Pass-Through	—	541,322,649	—	541,322,649
U.S. Agencies	—	523,221,246	—	523,221,246
Corporate	—	449,609,937	—	449,609,937
U.S. Treasury	—	271,809,381	—	271,809,381
Stripped Mortgage-Backed	—	223,318,281	—	223,318,281
Commercial Mortgage-Backed	—	142,102,671	—	142,102,671
Asset-Backed	—	77,824,268	—	77,824,268
Municipal	—	43,562,750	—	43,562,750
Short-Term Investments	—	84,010,467	—	84,010,467
Total Investments	$655,854,920	$3,504,492,835	13,608,419	$4,173,956,174

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the quarter ended June 30, 2010:

Investment	Beginning Value at April 1, 2010	Net Realized and Unrealized Gains (Losses)	Net Purchases (Sales)	Net Transfers In (Out)	Ending Value at June 30, 2010

Mortgage-Backed	—	—	$13,608,419	—	$13,608,419

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $4,074,110,107 for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$53,272,718
Gross unrealized depreciation:	(37,437,118)
Net unrealized appreciation:	$15,835,600

ITEM 2. CONTROLS AND PROCEDURES.

(a)           The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)           There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)           Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date: August 27, 2010

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: August 27, 2010